SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

Debt Amendment and Acquisition

On November 24, 2021, the Company entered into a subsequent amendment to the Amended Term Loan (the “Fifth Amendment”) with Nomura to provide for incremental term loans in an aggregate principal amount of $50.0 million (the “Incremental Term Loans”). The Incremental Term Loans will constitute a single class of term loans with the existing Amended Term Loan and will have terms identical including with respect to, among other things, maturity, the interest rate and amortization. The other terms of the existing Amended Term Loan as previously disclosed remain unchanged. In connection with the Fifth Amendment and the Amended Term Loan, the Company is required to repay the outstanding principal balance in fixed quarterly payments of $4.3 million, commencing December 31, 2021.

On November 24, 2021, the Incremental Term Loans, along with cash on hand, were used to finance the acquisition of Trojan Leisure Products, LLC d/b/a Radiant Pools (“Radiant Acquisition”) and to pay the fees and expenses incurred in connection with the Radiant Acquisition and the Fifth Amendment. The purchase price for the Radiant Acquisition was $90.0 million, subject to certain adjustments, including for working capital as compared to an agreed target, and certain indebtedness, cash and transaction expenses.

22.SUBSEQUENT EVENT

Debt Recapitalization

On January 25, 2021, the Company entered into a subsequent amendment to the Term Loan with Nomura to borrow an additional $175.0 million (the “Third Amendment” and collectively with the “Term Loan,” the “Amended Term Loan”). In connection with the Third Amendment, the Company is required to repay the outstanding principal balance of the Amended Term Loan in fixed quarterly payments of $5.8 million, commencing March 31, 2021. The amendment did not change the maturity date of the Term Loan and the Amended Term Loan bears interest under the same terms as the Term Loan. The Company accounted for $165.0 million of the borrowings under the Third Amendment as new debt and $10.0 million of the borrowings under the Third Amendment as a debt modification. The Company recorded an aggregate of $1.2 million of debt issuance costs as a direct reduction to the carrying amount of long-term debt on the consolidated balance sheet.

The Amended Term Loan allowed for the $175.0 million of proceeds to be distributed to common stockholders. On February 2, 2021, the Company used the proceeds of the Amended Term Loan to repurchase and retire treasury stock of $64.9 million and pay a dividend to Class A unitholders of $110.0 million.